LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
Summary of additional information about leasing activities for lessee

	December 31, 2024	December 31, 2023
Lease obligations	$757.7	$610.4
Less: Interest	211.1	167.4
	546.6	443.0
Less: Current portion of lease obligations	69.4	59.6
Non-current portion of lease obligations	$477.2	$383.4

Schedule of maturities of operating lease payments

2025	$105.6
2026	180.6
2027	79.3
2028	55.5
2029	42.7
Thereafter	294.0
$757.7